WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS - Transactions involving stock options issued (Details) - Stock options - Incentive Stock Plan 2005	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Number of Shares
Outstanding at October 1, 2024	110,537
Granted	0
Exercised	0
Forfeited	(866)
Expired	(1,036)
Outstanding at September 30, 2025	108,635
Vested at September 30, 2025	92,634
Non-vested at September 30, 2025	16,001
Weighted Average Exercise Price Per Share
Outstanding at October 1, 2023 | $ / shares	$ 201.27
Forfeited | $ / shares	21.6
Expired | $ / shares	2,006.38
Outstanding at September 30, 2024 | $ / shares	185.48
Vested at September 30, 2024 | $ / shares	213.6
Non-vested at September 30, 2024 | $ / shares	$ 22.71
Aggregate Intrinsic Value, Vested | $	$ 0
Aggregate Intrinsic Value, Non-vested | $	$ 0
Weighted Average Contractual Life (years), Vested	7 years 2 months 23 days
Weighted Average Contractual Life (years), Non -vested	8 years 5 months 19 days